Intangible Assets, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses	$ 1,839	$ 1,419	$ 1,122
Future amortization expense next twelve months	2,004
Future amortization expense year two	1,982
Future amortization expense year three	1,332
Future amortization expense year four	1,037
Future amortization expense year five	720
Future amortization expense thereafter	$ 1,213